Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of supplemental balance sheet information related to operating leases
December 31, 2022
Right-of-use assets	$424,999

Operating lease liabilities – current	$277,036
Operating lease liabilities - non-current	158,650
Total operating lease liabilities	$435,686

Schedule of weighted average remaining lease terms and discount rates
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.73
Weighted average discount rate	7.42%

Schedule of maturities of lease liabilities
2023	$295,403
2024	164,903
Total lease payments	460,306
Less: imputed interest	24,620
Present value of lease liabilities	$435,686